Note 19 - Tax assets and liabilities- Changes in tax rate - Deferred tax assets by country (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Secured Tax Assets by country Line Items
Deferred tax assets unsecured in percentage	On the other hand, the Group has not recognized certain deductible temporary differences, negative tax bases and deductions for which, in general, there is no legal period for offsetting, amounting to approximately € 2,236 million, which are mainly originated by Catalunya Banc.
Spain | Credit for tax loss [Member]
Secured Tax Assets by country Line Items
Defrered tax assets unsecured	€ 1,462,000
Spain | Temporary differences [Member]
Secured Tax Assets by country Line Items
Defrered tax assets unsecured	1,191,000
Spain | Total Net Deferred Tax Assets [Member]
Secured Tax Assets by country Line Items
Defrered tax assets unsecured	€ 2,653,000	€ 2,052,000	€ 2,007,000
Mexico [Member] | Credit for tax loss [Member]
Secured Tax Assets by country Line Items
Deferred tax assets unsecured in percentage	The remainders are tax credits carry forwards
Mexico [Member] | Temporary differences [Member]
Secured Tax Assets by country Line Items
Deferred tax assets unsecured in percentage	99.97% of deferred tax assets as of December 31, 2018 relate to temporary differences
Mexico [Member] | Total Net Deferred Tax Assets [Member]
Secured Tax Assets by country Line Items
Defrered tax assets unsecured	€ 826,000	615,000	698,000
South America [Member] | Credit for tax loss [Member]
Secured Tax Assets by country Line Items
Deferred tax assets unsecured in percentage	only 1.03% are related to tax credits
South America [Member] | Temporary differences [Member]
Secured Tax Assets by country Line Items
Deferred tax assets unsecured in percentage	Practically all the deferred tax assets are related to temporary differences
South America [Member] | Total Net Deferred Tax Assets [Member]
Secured Tax Assets by country Line Items
Defrered tax assets unsecured	€ 383	26,000	362,000
United States [Member] | Temporary differences [Member]
Secured Tax Assets by country Line Items
Deferred tax assets unsecured in percentage	All the deferred tax assets relate to temporary differences
United States [Member] | Total Net Deferred Tax Assets [Member]
Secured Tax Assets by country Line Items
Defrered tax assets unsecured	€ 164,000	180,000	345,000
Turkey [Member] | Credit for tax loss [Member]
Secured Tax Assets by country Line Items
Deferred tax assets unsecured in percentage	all the deferred tax assets correspond to €15 million of tax credits related to tax losses carry forwards and deductions
Turkey [Member] | Temporary differences [Member]
Secured Tax Assets by country Line Items
Deferred tax assets unsecured in percentage	and €235 million relate to temporary differences
Turkey [Member] | Total Net Deferred Tax Assets [Member]
Secured Tax Assets by country Line Items
Defrered tax assets unsecured	€ 250,000	€ 224,000	€ 135,000